Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill.
Goodwill

12.          Goodwill

	December 31,	December 31,
(In thousands)	2022	2023
Beginning balance	23,136	21,179
Foreign currency translation adjustment	(1,957)	(353)
Accumulated impairment	—	—
Ending balance	21,179	20,826